Leases - Summary of Amounts Recorded in Income Statement and Cash Flow Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Leases Recorded In Income Statement And Cash Flow Statements [Line Items]
Depreciation of right of use assets	$ 975	$ 781
Short term, low-value and variable lease costs	847	834	$ 637
Interest on lease liabilities	119	102	82
Principal lease payments	1,130	732	632
Lease interest payments	119	102	82
Continuing operation [member]
Disclosure Of Leases Recorded In Income Statement And Cash Flow Statements [Line Items]
Depreciation of right of use assets	$ 964	$ 753	$ 623